UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	June 30, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,924,511

Form 13F Information Table Value Total:		$314,873,718



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





3M Company
COM
88579Y101
2,931,908.35
30,911
30,911
N/A
N/A

N/A
30,911
N/A
Abbott Labs
COM
002824100
1,779,871.50
33,825
33,825
N/A
N/A

N/A
33,825
N/A
Adobe Systems Inc.
COM
00724F101
1,564,920.55
49,759
49,759
N/A
N/A

N/A
49,759
N/A
Alcoa Inc.
COM
013817101
2,075,725.08
130,878
130,878
N/A
N/A

N/A
130,878
N/A
Alexion Pharmaceuticals Inc
COM
015351109
1,063,113.15
22,605
22,605
N/A
N/A

N/A
22,605
N/A
Allergan Inc.
COM
018490102
2,000,664.00
24,032
24,032
N/A
N/A

N/A
24,032
N/A
Altria Group Inc.
COM
02209S103
4,527,228.61
171,421
171,421
N/A
N/A

N/A
171,421
N/A
American Express Co.
COM
025816109
3,521,804.00
68,120
68,120
N/A
N/A

N/A
68,120
N/A
Amgen Inc.
COM
031162100
2,420,591.40
41,484
41,484
N/A
N/A

N/A
41,484
N/A
Apache Corp.
COM
037411105
2,768,994.99
22,441
22,441
N/A
N/A

N/A
22,441
N/A
Apple Computer Inc.
COM
037833100
8,700,902.07
25,921
25,921
N/A
N/A

N/A
25,921
N/A
AT&T Inc.
COM
00206R102
6,065,428.05
193,105
193,105
N/A
N/A

N/A
193,105
N/A
Automatic Data Processing
COM
053015103
2,067,690.00
39,250
39,250
N/A
N/A

N/A
39,250
N/A
Baker Hughes Inc.
COM
057224107
3,910,838.88
53,898
53,898
N/A
N/A

N/A
53,898
N/A
Bank of America Corp.
COM
060505104
3,467,196.00
316,350
316,350
N/A
N/A

N/A
316,350
N/A
Blackrock Inc
COM
09247X101
3,759,476.00
19,600
19,600
N/A
N/A

N/A
19,600
N/A
Boston Scientific Corp.
COM
101137107
138,200.00
20,000
20,000
N/A
N/A

N/A
20,000
N/A
Bristol-Myers Squibb
COM
110122108
4,778,052.48
164,988
164,988
N/A
N/A

N/A
164,988
N/A
Brocade Communications
Systems
COM NEW
111621306
630,444.32
97,592
97,592
N/A
N/A

N/A
97,592
N/A
Caterpillar Inc.
COM
149123101
2,438,466.30
22,905
22,905
N/A
N/A

N/A
22,905
N/A
CenturyLink Inc.
COM
156700106
1,991,177.50
49,250
49,250
N/A
N/A

N/A
49,250
N/A
Cerner Corp
COM
156782104
348,327.00
5,700
5,700
N/A
N/A

N/A
5,700
N/A
ChevronTexaco Corp.
COM
166764100
7,825,301.28
76,092
76,092
N/A
N/A

N/A
76,092
N/A
Cisco Systems
COM
17275R102
2,629,161.08
168,428
168,428
N/A
N/A

N/A
168,428
N/A
Citigroup Inc.
COM NEW
172967424
3,596,072.04
86,361
86,361
N/A
N/A

N/A
86,361
N/A
Citrix Systems
COM
177376100
1,479,200.00
18,490
18,490
N/A
N/A

N/A
18,490
N/A
Coca Cola Co.
COM
191216100
4,796,834.94
71,286
71,286
N/A
N/A

N/A
71,286
N/A
Colgate Palmolive Co.
COM
194162103
2,128,083.86
24,346
24,346
N/A
N/A

N/A
24,346
N/A
ConocoPhillips
COM
20825C104
3,954,392.48
52,592
52,592
N/A
N/A

N/A
52,592
N/A
Costamare Inc
SHS
Y1771G102
927,549.70
54,755
54,755
N/A
N/A

N/A
54,755
N/A
D R Horton Inc
COM
23331A109
1,595,773.44
138,522
138,522
N/A
N/A

N/A
138,522
N/A
Deere & Co.
COM
244199105
2,604,513.05
31,589
31,589
N/A
N/A

N/A
31,589
N/A
Dendreon Corp
COM
24823Q107
601,460.00
15,250
15,250
N/A
N/A

N/A
15,250
N/A
Dominion Resources Inc.
COM
25746U109
1,954,355.76
40,488
40,488
N/A
N/A

N/A
40,488
N/A
Du Pont (EI) De Nemours
COM
263534109
3,895,005.15
72,063
72,063
N/A
N/A

N/A
72,063
N/A
Edison International
COM
281020107
1,603,746.25
41,387
41,387
N/A
N/A

N/A
41,387
N/A
EMC Corp.
COM
268648102
2,598,378.25
94,315
94,315
N/A
N/A

N/A
94,315
N/A
Exxon Mobil Corp.
COM
30231G102
9,083,716.98
111,621
111,621
N/A
N/A

N/A
111,621
N/A
Ford Motor Co.
COM PAR $0.01
345370860
2,317,064.75
168,025
168,025
N/A
N/A

N/A
168,025
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
3,267,950.40
61,776
61,776
N/A
N/A

N/A
61,776
N/A
General Dynamics
COM
369550108
2,539,269.00
34,075
34,075
N/A
N/A

N/A
34,075
N/A
General Electric
COM
369604103
6,703,787.00
355,450
355,450
N/A
N/A

N/A
355,450
N/A
General Motors Company
COM
37045V100
1,152,162.00
37,950
37,950
N/A
N/A

N/A
37,950
N/A
Gilead Sciences Inc.
COM
375558103
2,614,834.45
63,145
63,145
N/A
N/A

N/A
63,145
N/A
Goldman Sachs Group Inc.
COM
38141G104
3,045,764.65
22,885
22,885
N/A
N/A

N/A
22,885
N/A
Google Inc.
CL A
38259P508
3,926,976.90
7,755
7,755
N/A
N/A

N/A
7,755
N/A
Halliburton Co.
COM
406216101
3,017,109.00
59,159
59,159
N/A
N/A

N/A
59,159
N/A
Heinz (H.J.) Co.
COM
423074103
3,665,397.60
68,795
68,795
N/A
N/A

N/A
68,795
N/A
Home Depot
COM
437076102
4,291,780.24
118,492
118,492
N/A
N/A

N/A
118,492
N/A
Honeywell International
COM
438516106
4,245,787.50
71,250
71,250
N/A
N/A

N/A
71,250
N/A
Intel Corp.
COM
458140100
5,994,944.80
270,530
270,530
N/A
N/A

N/A
270,530
N/A
International Business Machines
COM
459200101
8,285,350.35
48,297
48,297
N/A
N/A

N/A
48,297
N/A
J C Penney Co.
COM
708160106
1,482,629.50
42,925
42,925
N/A
N/A

N/A
42,925
N/A
Johnson & Johnson
COM
478160104
6,390,975.52
96,076
96,076
N/A
N/A

N/A
96,076
N/A
JP Morgan Chase & Company
COM
46625H100
6,793,092.32
165,928
165,928
N/A
N/A

N/A
165,928
N/A
Juniper Networks Inc
COM
48203R104
1,621,305.00
51,470
51,470
N/A
N/A

N/A
51,470
N/A
Kellogg Company
COM
487836108
1,552,721.76
28,068
28,068
N/A
N/A

N/A
28,068
N/A
Kohls Corp.
COM
500255104
1,745,349.00
34,900
34,900
N/A
N/A

N/A
34,900
N/A
Lockheed Martin Inc.
COM
539830109
3,149,328.15
38,895
38,895
N/A
N/A

N/A
38,895
N/A
McDonald's Corp.
COM
580135101
5,119,657.44
60,717
60,717
N/A
N/A

N/A
60,717
N/A
Medco Health Solutions Inc.
COM
58405U102
1,555,713.00
27,525
27,525
N/A
N/A

N/A
27,525
N/A
Medtronic Inc.
COM
585055106
3,160,037.95
82,015
82,015
N/A
N/A

N/A
82,015
N/A
MetLife Inc.
COM
59156R108
4,870,666.75
111,025
111,025
N/A
N/A

N/A
111,025
N/A
Microsoft Corp.
COM
594918104
7,771,998.00
298,923
298,923
N/A
N/A

N/A
298,923
N/A
Morgan Stanley
COM NEW
617446448
1,992,067.74
86,574
86,574
N/A
N/A

N/A
86,574
N/A
Murphy Oil Corp
COM
626717102
1,495,406.50
22,775
22,775
N/A
N/A

N/A
22,775
N/A
NextEra Energy Inc.
COM
65339F101
1,160,692.00
20,200
20,200
N/A
N/A

N/A
20,200
N/A
Nike Inc.
CL B
654106103
1,444,179.00
16,050
16,050
N/A
N/A

N/A
16,050
N/A
Occidental Petroluem Corp.
COM
674599105
1,623,024.00
15,600
15,600
N/A
N/A

N/A
15,600
N/A
Office Depot Inc.
COM
676220106
105,500.00
25,000
25,000
N/A
N/A

N/A
25,000
N/A
Oracle Corp.
COM
68389X105
4,682,599.35
142,285
142,285
N/A
N/A

N/A
142,285
N/A
PepsiCo Inc.
COM
713448108
4,147,270.55
58,885
58,885
N/A
N/A

N/A
58,885
N/A
Pfizer Inc.
COM
717081103
5,260,045.20
255,342
255,342
N/A
N/A

N/A
255,342
N/A
PG&E Corp.
COM
69331C108
1,329,913.26
31,642
31,642
N/A
N/A

N/A
31,642
N/A
Praxair Inc.
COM
74005P104
1,235,646.00
11,400
11,400
N/A
N/A

N/A
11,400
N/A
Procter & Gamble
COM
742718109
6,403,723.95
100,735
100,735
N/A
N/A

N/A
100,735
N/A
Prudential Financial Inc.
COM
744320102
2,360,524.39
37,121
37,121
N/A
N/A

N/A
37,121
N/A
Public Service Enterprise Group
COM
744573106
1,046,928.00
32,075
32,075
N/A
N/A

N/A
32,075
N/A
Qualcomm Inc.
COM
747525103
5,873,505.75
103,425
103,425
N/A
N/A

N/A
103,425
N/A
Sanofi CVR
RIGHT 12/31/2020
80105N113
253,401.86
105,146
105,146
N/A
N/A

N/A
105,146
N/A
Schlumberger Ltd.
COM
806857108
4,082,227.20
47,248
47,248
N/A
N/A

N/A
47,248
N/A
Schwab (Charles) Corp.
COM
808513105
1,415,522.50
86,050
86,050
N/A
N/A

N/A
86,050
N/A
Southern Co.
COM
842587107
2,023,926.36
50,122
50,122
N/A
N/A

N/A
50,122
N/A
Starbucks Corp.
COM
855244109
2,378,482.70
60,230
60,230
N/A
N/A

N/A
60,230
N/A
State Street Corp.
COM
857477103
1,855,453.50
41,150
41,150
N/A
N/A

N/A
41,150
N/A
Synovus Financial Cp
COM
87161C105
785,564.00
377,675
377,675
N/A
N/A

N/A
377,675
N/A
Target Corp.
COM
87612E106
3,095,919.27
65,997
65,997
N/A
N/A

N/A
65,997
N/A
The Travelers Companies Inc.
COM
89417E109
1,274,143.50
21,825
21,825
N/A
N/A

N/A
21,825
N/A
Time Warner Cable Inc
COM
88732J207
1,773,459.00
22,725
22,725
N/A
N/A

N/A
22,725
N/A
Transocean Inc.
REG SHS
H8817H100
1,005,522.00
15,575
15,575
N/A
N/A

N/A
15,575
N/A
United Health Group Inc.
COM
91324P102
3,204,407.50
62,125
62,125
N/A
N/A

N/A
62,125
N/A
United Parcel Service Class B
CL B
911312106
4,446,906.75
60,975
60,975
N/A
N/A

N/A
60,975
N/A
United Technologies Corp.
COM
913017109
5,222,444.04
59,004
59,004
N/A
N/A

N/A
59,004
N/A
Unum Group
COM
91529Y106
1,683,565.52
66,074
66,074
N/A
N/A

N/A
66,074
N/A
US Bancorp Inc.
COM NEW
902973304
2,173,707.10
85,210
85,210
N/A
N/A

N/A
85,210
N/A
Valero Energy
COM
91913Y100
1,289,188.26
50,418
50,418
N/A
N/A

N/A
50,418
N/A
Verizon Communications
COM
92343V104
2,766,524.07
74,309
74,309
N/A
N/A

N/A
74,309
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
1,142,896.17
21,983
21,983
N/A
N/A

N/A
21,983
N/A
Viacom Inc. Class B
CL B
92553P201
2,078,658.00
40,758
40,758
N/A
N/A

N/A
40,758
N/A
Walgreen Co.
COM
931422109
3,854,306.50
90,775
90,775
N/A
N/A

N/A
90,775
N/A
Wal-Mart Stores
COM
931142103
2,688,777.72
50,598
50,598
N/A
N/A

N/A
50,598
N/A
Walt Disney Co.
COM DISNEY
254687106
3,885,690.24
99,531
99,531
N/A
N/A

N/A
99,531
N/A
Wells Fargo & Company
COM
949746101
4,544,401.18
161,953
161,953
N/A
N/A

N/A
161,953
N/A
Zimmer Holdings Inc.
COM
98956P102
1,281,380.00
20,275
20,275
N/A
N/A

N/A
20,275
N/A



314,873,718
7,924,511
7,924,511




7,924,511